Consolidated Balance Sheets (Parenthetical) (USD $) In Thousands, except Share data, unless otherwise specified	Mar. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Common Stock, par value	$ 0.001	$ 0.001	$ 0.001
Common Stock, shares authorized	50,000,000	50,000,000	50,000,000
Common Stock, shares issued	18,604,245	18,604,245	4,791,102
Common Stock, shares outstanding	18,604,245	18,604,245	4,791,102
Series A Preferred Stock
Preferred Stock, par value			$ 0.001
Preferred Stock, shares authorized			10,000,000
Preferred Stock, shares issued			4,357,885
Preferred Stock, shares outstanding			4,357,885
Preferred Stock, liquidation value			$ 54,844
Series C Convertible Preferred Stock
Preferred Stock, par value	$ 0.001	$ 0.001
Preferred Stock, shares authorized	461,263	461,263
Preferred Stock, shares issued	0	0
Preferred Stock, shares outstanding	0	0